Other (Expense) Income, net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other (Expense) Income, net
Other (expense) income, net, for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Income from third party license fees	$1,268	$1,367	$999
Foreign exchange losses, net	(9,399)	(3,821)	(6,082)
Gain (loss) on disposals of property, plant, equipment and other assets, net	168	4,695	(871)
Non-income tax refunds and other related (expense) credits	(1,613)	15,155	3,345
Pension and postretirement benefit income (costs), non-service components	1,704	759	(21,592)
Loss on extinguishment of debt	(6,763)	—	—
Gain on insurance recoveries	1,804	—	18,144
Other non-operating income, net	224	696	439
Total other (expense) income, net	$(12,607)	$18,851	$(5,618)